OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
Other Assets [Abstract]
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

at December 31	2016	2015
(millions of Canadian $)

Fair value of derivative contracts (Note 24)	376	442
Cash provided as collateral	313	590
Prepaid expenses	131	132
Regulatory assets (Note 10)	33	85
Other[1]	55	89
	908	1,338

1
Includes current portion of note receivable from the seller of Ravenswood of $55 million (US$40 million) at December 31, 2015. As of November 1, 2016, all Ravenswood assets including the current portion of the note receivable have been reclassified to Assets held for sale (Note 6).